Equity Investments - Equity method investments - (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Equity Method Investments [Line Items]
Income (loss) from investments	¥ (8,195,000)	¥ 401,000	¥ 5,598,000
Investments in Two Limited Partnerships
Schedule Of Equity Method Investments [Line Items]
Investment amounts	51,800,000	60,200,000
Total considerations			60,000,000.0
Income (loss) from investments	¥ (8,200,000)	¥ 400,000	¥ (200,000)
Fenghuang Jingcai
Schedule Of Equity Method Investments [Line Items]
Equity interests acquired by the Company (in percent)	31.54%
Investment amounts	¥ 0